UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1528

Bruce Fund, Inc.

(Exact name of registrant as specified in charter)

Bruce Fund, Inc.	20 N. Wacker Drive, Suite 2414	Chicago, IL	60606
(Address of principal executive offices)		(Zip code)

J. Michael Landis.

Unified Fund Services, Inc.

2960 N. Meridian Street, Ste. 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	6/30

Date of reporting period:	09/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS
September 30, 2007
(Unaudited)

COMMON STOCKS - (41.63%)

No. of Shares		Issue	Cost	Market Value

	Automotive/Transportation (4.83%)
166,500	(a)	AMERCO	$ 8,510,724	$ 10,566,090
249,800	(a)	Amerigon, Inc.	1,521,465	4,324,038
74,291		Noble International, Ltd.	1,396,361	1,581,655
100,000	(a)	Rural/Metro Corp.	140,117	323,000
3,898	(a)	UAL Corp.	149,805	181,374
			11,718,472	16,976,157

	Biological Products (0.07%)
296,240	(a)	Vion Pharmaceuticals, Inc.	263,654	228,105

	Business Services (2.12%)
202,313		American Ecology Corp.	3,854,018	4,287,013
210,000	(a)	Internet Capital Group, Inc.	1,518,587	2,520,000
358,200	(a)	OpenTV Corp. - Class A	1,016,594	530,136
706,000	(a)	Sequiam Corp.	308,091	127,080
			6,697,290	7,464,229

	Chemicals (0.67%)
260,000	(a)	Omega Protein Corp.	2,184,930	2,353,000

	Consumer Products (1.72%)
1,681,706	(a)	Alanco Technologies, Inc.	3,641,225	2,791,632
395,400	(a)	American Italian Pasta Co. - Class A	1,602,157	3,242,280
			5,243,382	6,033,912

	Electric Services (2.78%)
6,473,950		Calpine Corp.	13,141,579	9,775,665

	Energy/Energy Services (10.75%)
244,980	(a)	Arena Resources, Inc.	2,541,603	16,046,190
246,500	(a)	ATP Oil & Gas Corp.	10,165,671	11,592,895
202,424	(a)	Double Eagle Petroleum Co.	4,094,387	3,625,414
250,000	(a)	Hercules Offshore, Inc.	7,047,178	6,527,500
			23,848,839	37,791,999

	Health Services (4.61%)
410,100	(a)	America Service Group, Inc.	5,546,071	4,654,635
100,000	(a)	CV Therapeutics, Inc.	2,688,088	898,000
608,229	(a)	EDAP TMS S.A. (ADR)	5,106,685	3,491,235
182,300	(a)	Health Grades, Inc.	156,028	1,075,570
3,686,124	(a)	NexMed, Inc.	4,269,092	6,082,105
			17,765,964	16,201,545

	Manufacturing (1.88%)
1,731,500		AirBoss of America Corp. (Canadian)	5,706,705	6,621,256

	Mineral Exploration (3.93%)
5,825,100	(a)	Admiral Bay Resources, Inc.	4,153,315	1,903,340
142,223	(a)	Edge Petroleum Corp.	2,897,642	1,826,143
346,160	(a)	Kinross Gold Corp.	3,012,271	5,185,477
199,270	(a)	Solitario Resources Corp. (Canadian)	347,555	982,401
438,275	(a)	TXCO Resources, Inc.	5,218,523	3,926,944
			15,629,306	13,824,305

	Pharmaceutical/Drug Delivery (3.86%)
265,585	(a)	Elan Corp., plc (ADR)	2,260,007	5,587,908
120,000	(a)	Epix Pharmaceuticals, Inc.	1,032,764	487,200
50,000		Merck & Co., Inc.	2,130,679	2,584,500
150,000		Pfizer, Inc.	3,890,680	3,664,500
220,025	(a)	QLT, Inc.	2,418,132	1,251,942
			11,732,262	13,576,050

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS - continued
September 30, 2007
(Unaudited)
COMMON STOCKS - (41.63%) - continued
No. of Shares		Issue	Cost	Market Value
Property-Casualty Insurance (2.47%)
1,057,511	(a)	GAINSCO, Inc.	$ 5,685,630	$ 5,287,555
60,000		RLI Corp.	2,767,668	3,403,200
			8,453,298	8,690,755

Telecommunications (1.94%)
632,679	(a)	iBasis, Inc.	3,338,006	6,801,299

		Total Common Stocks	125,723,687	146,338,277

CONVERTIBLE PREFERRED STOCK (1.31%)
Power Producers (1.31%)
10,000		AES Trust III 6.75%	331,030	490,000
84,900		Edge Petroleum Corp., 5.375%	4,544,345	4,125,291
		Total Convertible Preferred Stocks	4,875,375	4,615,291

BONDS (43.39%)
Principal		Issue
U.S. Government (8.87%)
$34,000,000		U.S. Treasury "Strips", 0.00% due 8-15-2028	11,723,253	12,252,920
40,000,000		U.S. Treasury "Strips", 0.00% due 8-15-2029	14,252,963	13,786,000
20,000,000		U.S. Treasury "Strips", 0.00% due 2-15-2036	5,473,118	5,149,340
			31,449,334	31,188,260

Municipal (0.03%)
1,000,000	(a)	Indianapolis Airport Authority 6.50% due 11-15-2031	167,935	104,000

Corporate (0.61%)
2,300,000		Charter Communications LLC 9.92% due 4-1-2011	1,834,568	2,130,375

Corporate Convertibles (33.88%)
9,179,000		Antigenics, Inc. 5.25% due 2-1-2025	5,675,855	6,643,301
2,000,000		Atherogenics, Inc. 1.50% due 2-1-2012	1,675,558	642,500
9,600,000		Atherogenics, Inc. 4.50% due 3-1-2011	7,027,397	4,512,000
2,000,000		Atherogenics, Inc. 4.50% due 9-1-2008	2,160,040	1,650,000
4,389,000	(d)	C&D Technologies, Inc. 5.25% due 11-1-2025	3,905,571	4,207,954
2,250,000		C&D Technologies, Inc. 5.25% due 11-1-2025	2,176,632	2,157,187
200,000	(c)	Calpine Corp. 4.75% due 11-15-2023	162,000	197,750
7,300,000		Cell Genesys, Inc. 3.125% due 11-1-2011	6,001,965	6,086,375
5,500,000		Cell Therapeutics, Inc. 4.00% due 7-1-2010	3,826,690	3,327,500
3,843,000		Cell Therapeutics, Inc. 5.75% due 6-15-2008	3,205,539	3,093,615
7,500,000		Cell Therapeutics, Inc. 5.75% due 6-15-2008	6,344,303	5,737,500
1,000,000	(d)	Cell Therapeutics, Inc. 6.75% due 10-31-2010	1,000,000	705,000
1,800,000	(d)	Ciphergen Biosystems, Inc. 7.00% due 9-1-2011	1,466,870	1,503,000
2,000,000		Covad Communications Group, Inc. 3.00% due 3-15-2024	1,452,968	1,777,500
3,580,000		Curagen Corp. 4.00% due 2-15-2011	2,657,379	2,344,900
5,000,000		CV Therapeutics , Inc. 2.75% due 5-16-2012	4,891,242	4,200,000
1,250,000		CV Therapeutics , Inc. 3.25% due 8-16-2013	1,158,252	1,017,188
9,140,000		deCODE genetics, Inc. 3.50% due 4-15-2011	7,258,205	6,215,200
1,990,000		Durect Corp. 6.25% due 6-15-2008	2,077,755	3,552,150
5,000,000		Encysive Pharmaceuticals 2.50% due 3-15-2012	3,880,213	3,362,500
6,600,000		Endeavor International Corp. 6.00% due 1-15-2012	6,120,425	5,577,000
5,500,000		Epix Pharmaceuticals, Inc. 3.00% due 6-15-2024	4,008,172	4,290,000
3,000,000		Human Genome Sciences, Inc., 2.250% due 10-15-2011	2,693,266	2,831,250
3,150,000		Incyte Corp. 3.50% due 2/15/2011	2,708,654	2,898,000
2,000,000		Indevus Pharmaceuticals, Inc. 6.25% due 7-15-2009	1,807,633	2,505,000
3,000,000	(d)	Isis Pharmaceuticals, Inc. 2.625% due 2-15-2027	2,749,041	3,757,500
3,910,000		Isis Pharmaceuticals, Inc. 2.625% due 2-15-2027	3,957,113	4,897,275
2,466,638	(b)	Kellstrom Industries, Inc. 5.50% due 6/15/2003	143,750	73,999
1,000,000	(b)	Kellstrom Industries, Inc. 5.75% due 10-15-2002	53,750	30,000
1,500,000		Level 3 Communications, Inc. 6.00% due 3-15-2010	829,819	1,398,750
2,700,000		Midway Games, Inc. 6.00% due 9-30-2025	2,524,733	2,568,375
3,500,000		NPS Pharmaceuticals, Inc. 3.00% 6-15-2008	3,330,383	3,430,000
8,819,000		Oscient Pharmaceuticals 3.50% due 4-15-2011	6,886,871	5,291,400
5,509,000		Spacehab, Inc. 5.50% due 10-15-2010	4,613,240	3,112,585
940,000		Spacehab, Inc. 8.00% due 10-15-2007	937,361	929,425
5,150,000		Terremark Worldwide Inc. 9.00% due 6-15-2009	4,647,089	5,356,000
2,000,000		UT Starcom Inc. 0.875% due 3-1-2008	1,586,588	1,955,000
7,000,000	(d)	Vion Pharmaceuticals, Inc. 7.75% due 2-15-2012	6,613,399	5,267,500
		Total Corporate Convertibles	124,215,721	119,102,179

		Total Bonds	157,667,558	152,524,814

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS - continued
September 30, 2007
(Unaudited)

Warrants (0.02%)

468,000		Vion Pharmaceuticals, Inc., expires 2/20/2010		$ -	$ 70,200
			Total Money Market	-	70,200

Money Market (13.40%)
No. of Shares		Issue		Cost	Market Value
47,091,851	(e)	Fidelity Prime Fund Capital Resources, 4.46%		47,091,851	47,091,851
			Total Money Market	47,091,851	47,091,851

			Total Investments (99.75%)	$ 335,358,471	$ 350,640,433

			Cash and other assets less liabilities (0.25%)		889,496

			TOTAL NET ASSETS (100.00%)		$ 351,529,929

	(a)	Non-cash income producing security.
	(b)	In default.
	(c)	Private Placement and restricted security under Rule 144A of the Securities Act of 1933. In default.
	(d)	Private Placement and restricted security under Rule 144A of the Securities Act of 1933.
	(e)	Variable rate securities; the money market rate shown represents the rate at March 31, 2007.

Tax Related
Gross unrealized appreciation					$ 47,092,149
Gross unrealized depreciation					(31,810,187)
Net unrealized appreciation					$ 15,281,962

Aggregate cost of securities for income tax purposes					$ 335,358,471

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of September 5, 2007 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Bruce Fund, Inc

By	/s/ Robert B. Bruce
Robert B. Bruce, President

Date	11/27/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert B. Bruce
Robert B. Bruce, President

Date	11/27/07

By	/s/ R. Jeffery Bruce
R. Jeffery Bruce, Principal Accounting Officer

Date	11/27/2007